Portfolio of Investments January 31, 2026
NZF
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 166.0% (100.0% of Total Investments)
4084039962 MUNICIPAL BONDS - 166.0% (100.0% of Total Investments) 4084039962
ALABAMA - 3.6% (2.2% of Total Investments)
$ 15,310,000 (a) Alabama Corrections Institution Finance Authority, Revenue
Bonds, Series 2022A, (UB)
5 .250% 07/01/52 $ 15,862,385
8,585,000 (b) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 8,501,297
2,280,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000 11/15/46 2,281,467
2,720,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016C
5 .000 11/15/46 2,721,750
10,000,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 10,405,028
340,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 343,335
2,945,000 (a) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5 .500 10/01/53 3,091,034
3,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 3,528,593
24,765,000 (c) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 26,525,833
14,840,000 (c) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 15,461,038
TOTAL ALABAMA 88,721,760
ARIZONA - 1.4% (0.9% of Total Investments)
2,131,023 (b),(d) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 2,131,023
3,185,000 (b) Eastmark Community Facilities District 1, Mesa, Arizona,
General Obligation Bonds, Series 2015
5 .000 07/15/39 3,185,376
3,705,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024B
4 .800 09/01/49 3,721,100
1,465,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .850 09/01/54 1,470,208
10,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/47 10,023,141
270,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special
Facility Revenue Bonds, Mesa Project, Series 2012, (AMT)
5 .000 07/01/27 270,202
950,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special
Facility Revenue Bonds, Mesa Project, Series 2012, (AMT)
5 .000 07/01/32 951,236
1,790,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 1,432,000
2,140,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 1,712,000
2,060,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 2,061,646
35,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 33,590
50,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 54,956

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 7,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000% 12/01/37 $ 7,946,098
TOTAL ARIZONA 34,992,576
ARKANSAS - 1.2% (0.7% of Total Investments)
10,055,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 10,087,075
12,410,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 12,618,872
6,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 5,841,164
2,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 1,961,969
TOTAL ARKANSAS 30,509,080
CALIFORNIA - 18.6% (11.2% of Total Investments)
4,225,000 Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2005B - AGM Insured
0 .000 08/01/28 3,973,826
1,900,000 Blythe Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Redevelopment Project 1, Refunding
Series 2015
5 .000 05/01/38 1,901,847
165,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 165,094
4,070,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/32 3,373,830
6,410,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/34 4,929,862
19,925,000 (c) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024C,
(Mandatory Put 10/01/32)
5 .000 08/01/55 21,134,756
1,510,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 1,155,150
1,515,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 1,394,335
1,095,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco
Funding Corporation, Turbo, Series 2007A
5 .000 06/01/36 1,079,306
22,650,000 (a) California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019, (UB)
5 .000 11/15/49 22,703,461
3,500,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 3,268,477
825,000 (b) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .375 07/01/45 792,381
34,780,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4 .000 02/01/51 31,707,855
2,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5 .000 07/01/39 2,065,865
2,000,000 (b),(d) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
5 .000 06/01/51 1,200,000
2,500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 2,503,028

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 16,712,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500% 12/01/54 $ 16,733,492
33,780,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 33,795,461
22,205,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 22,437,837
9,955,000 Capistrano Unified School District, Orange County, California,
Special Tax Bonds, Community Facilities District 98-2, Series
2005 - FGIC Insured
0 .000 09/01/31 8,425,056
14,085,000 (c) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 15,234,425
3,795,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Series 2006C - FGIC
Insured
0 .000 02/01/37 2,623,121
6,215,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4 .000 10/01/56 5,165,217
2,330,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .000 07/01/43 1,862,906
10,145,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .125 07/01/56 6,600,529
3,005,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 2,115,267
20,855,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 12,561,707
15,120,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 10,665,834
1,320,000 Davis, California, Special Tax Bonds, Community Facilities
District 2015-1 Series 2015
5 .000 09/01/40 1,320,949
2,510,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 1, Series 2004B - NPFG Insured
0 .000 10/01/28 2,354,401
3,360,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 2, Series 2002A - NPFG Insured
0 .000 07/01/27 3,245,356
3,725,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 2,970,516
4,505,000 Foothill-De Anza Community College District, Santa Clara
County, California, Election of 1999 General Obligation Bonds,
Series A - NPFG Insured
0 .000 08/01/30 4,051,091
2,315,000 Gateway Unified School District, California, General Obligation
Bonds, Series 2004B - FGIC Insured
0 .000 08/01/32 1,931,353
3,170,000 (e) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AGM Insured, (ETM)
0 .000 06/01/26 3,147,872
3,190,000 Hillsborough City School District, San Mateo County, California,
General Obligation Bonds, Series 2006B
0 .000 09/01/27 3,078,151
5,000,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005 - NPFG
Insured
0 .000 08/01/31 4,353,508
2,500,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/32 2,108,547

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 10,000,000 (a) Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
- BAM Insured, (UB)
4 .000% 09/01/58 $ 9,095,007
225,000 (c) Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007B (TSFR3M*0.67% +
1.450%)
4 .205 11/15/27 227,911
70,000 (e) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (Pre-refunded 11/15/31), (AMT)
4 .000 05/15/46 74,035
1,000,000 (e) Mendocino-Lake Community College District, Mendocino and
Lake Counties, California, General Obligation Bonds, Election
2006, Series 2011B, (Pre-refunded 8/01/26) - AGM Insured
5 .600 08/01/31 1,017,162
2,335,000 (b) Morongo Band of Mission Indians, California, Enterprise
Revenue Bonds, Series 2018A
5 .000 10/01/42 2,370,198
1,030,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 1,100,939
2,320,000 (f) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 2,377,503
8,120,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
7 .000 11/01/34 9,985,462
5,180,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 6,436,916
4,180,000 North Orange County Community College District, California,
General Obligation Bonds, Election of 2002 Series 2003B -
FGIC Insured
0 .000 08/01/26 4,136,518
7,750,000 Oxnard Union High School District, Ventura County, California,
General Obligation Bonds, Election 2018 Series 2022C
4 .000 08/01/47 7,462,211
12,210,000 Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6 .750 08/01/40 13,071,270
5,000,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7 .000 08/01/38 5,554,982
3,200,000 Redlands Unified School District, San Bernardino County,
California, General Obligation Bonds, Series 2003 - AGM
Insured
0 .000 07/01/27 3,075,756
22,345,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .250 07/01/58 23,057,703
6,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2023A
5 .000 07/01/58 6,780,062
2,750,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 2,762,331
2,360,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/51 2,385,746
5,650,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/44 5,787,384
25,670,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT)
5 .000 05/01/43 26,246,815
33,485,000 (a) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .000 05/01/48 33,726,246
5,000,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 4,509,060
425,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 425,212
37,555,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 9,130,034

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,800,000 Walnut Valley Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2000 Series
2003D - FGIC Insured
0 .000% 08/01/27 $ 1,737,720
4,005,000 (f) Wiseburn School District, Los Angeles County, California,
General Obligation Bonds, Series 2011B - AGM Insured
0 .000 08/01/36 4,751,876
TOTAL CALIFORNIA 457,417,728
COLORADO - 8.4% (5.0% of Total Investments)
960,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 879,414
1,101,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .500 12/01/36 1,102,000
2,000,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2025
4 .250 06/01/55 1,907,239
1,168,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 1,135,102
770,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 770,371
2,210,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 2,178,916
851,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Senior Lien Series 2015A
5 .000 06/01/37 851,432
5,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/34 5,876,862
1,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/37 1,167,510
1,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/38 1,163,427
5,035,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 5,283,540
30,270,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 31,079,123
820,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 702,380
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 5,269,824
8,300,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, (UB)
5 .250 11/01/52 8,497,586
2,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2012
4 .000 12/01/42 1,981,910
2,105,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 2,105,342
7,572,788 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 4,892,310
35,500,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/43 36,557,023
10,695,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/48 10,737,582
13,965,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/48 14,159,788
4,795,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
5 .125 12/01/50 4,817,875
1,115,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,120,315
310,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 311,352
10,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 5,361,348

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 8,845,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B - NPFG Insured
0 .000% 09/01/26 $ 8,717,816
7,550,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 6,891,241
11,100,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 9,541,847
10,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 8,306,341
4,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B - NPFG Insured
0 .000 09/01/39 2,034,515
982,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 982,147
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 999,715
825,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750 12/01/47 824,957
4,945,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7 .250 12/01/53 5,000,289
4,310,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 3,822,971
490,000 (e) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5 .000 12/01/45 500,671
310,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 328,136
4,060,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 4,953,632
878,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2016A
5 .000 12/01/45 850,353
55,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 55,227
105,000 Water Valley Metropolitan District 2, Windsor, Colorado,
General Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 105,280
1,000,000 (b) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2023A
6 .000 12/01/38 1,047,790
1,000,000 (b) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2023A
6 .500 12/01/50 1,026,515
TOTAL COLORADO 205,899,014
CONNECTICUT - 0.2% (0.1% of Total Investments)
6,345,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2022U
4 .000 07/01/52 5,606,751
TOTAL CONNECTICUT 5,606,751
DISTRICT OF COLUMBIA - 1.8% (1.1% of Total Investments)
12,230,000 District of Columbia Housing Finance Agency, Multifamily
Development Program Revenue Bonds, Series 2024A-1
4 .750 09/01/46 12,298,736
5,000,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4 .000 03/01/39 5,102,586
6,400,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 5,662,390
10,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/37 6,363,486
10,000,000 Washington Metropolitan Area Transit Authority, District
of Columbia, Dedicated Revenue Bonds, Second Lien
Sustainability- Climate Transition, Green Series 2024A
4 .375 07/15/56 9,500,913

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 5,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Green Series 2024A
4 .375% 07/15/59 $ 4,740,008
TOTAL DISTRICT OF COLUMBIA 43,668,119
FLORIDA - 6.0% (3.6% of Total Investments)
1,005,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/43 1,005,107
865,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/45 864,939
610,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5 .375 11/01/36 622,468
665,000 Bexley Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2016
4 .700 05/01/36 666,016
800,000 Bonterra Community Development District, Hialeah, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series
2016
4 .500 05/01/34 806,672
3,315,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/41 3,539,181
3,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/47 3,059,441
4,390,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5 .000 07/01/50 3,180,373
325,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 321,557
150,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 146,363
120,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .250 11/01/37 123,387
155,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .600 11/01/46 157,321
555,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .250 05/01/35 556,646
615,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .300 05/01/36 616,849
955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/45 956,209
1,305,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/46 1,306,413
12,505,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
4 .000 08/15/45 10,969,376
6,740,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
4 .000 08/15/50 5,653,565
1,115,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .650 07/01/37 1,136,821
3,385,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 3,365,676
1,420,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 1,420,082
1,465,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 1,354,768
1,000,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies Inc., Series 2016A
5 .000 07/01/36 1,000,317
6,785,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies Inc., Series 2016A
5 .125 07/01/46 6,090,871

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 120,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000% 09/15/40 $ 117,417
1,015,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .250 06/15/36 1,020,216
2,475,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .375 06/15/46 2,479,289
3,025,000 (g) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2026A. Fixed Mode
5 .250 08/01/51 3,133,249
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 3,750,000
4,120,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 3,090,000
10,900,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/53 10,738,287
7,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 5,625,000
12,815,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 8,970,500
320,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .750 05/01/36 320,480
4,500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 4,559,985
12,410,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2018E, (AMT)
5 .000 10/01/48 12,487,451
7,665,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT)
5 .000 10/01/49 7,689,300
2,140,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .350 08/01/35 2,156,162
6,495,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 5,609,481
7,500,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Series 2019A
5 .000 10/01/47 7,625,463
500,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 481,173
5,225,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5 .000 04/01/51 4,923,510
545,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5 .000 11/01/46 545,686
70,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4 .750 11/01/28 71,631
265,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
5 .375 11/01/36 272,400
85,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4 .350 05/01/26 85,133
100,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4 .875 05/01/35 100,168

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A
5 .000% 12/01/40 $ 1,000,506
7,780,000 (a) Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A, (UB)
5 .000 12/01/44 7,780,190
2,600,000 (a) Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Series 2016A,
(UB)
5 .000 12/01/55 2,516,180
300,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5 .375 11/01/37 305,454
TOTAL FLORIDA 146,374,729
GEORGIA - 1.9% (1.2% of Total Investments)
285,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 153,900
1,205,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
4 .500 11/01/35 1,074,761
725,000 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project
Series 2014
5 .000 07/01/41 725,397
4,245,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/49 3,891,167
1,250,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017C
4 .125 11/01/45 1,178,632
1,250,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4 .125 11/01/45 1,178,632
1,925,000 (a) Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2020
4 .000 07/01/50 1,795,262
5,000 Cherokee County Water and Sewerage Authority, Georgia,
Revenue Bonds, Series 2001 - AGM Insured
5 .000 08/01/35 5,008
865,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 1993 - NPFG Insured
5 .625 10/01/26 880,245
8,200,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 8,406,766
1,000,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series
2020
4 .000 03/01/40 1,001,896
3,485,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2014A
5 .000 07/01/44 3,487,273
3,505,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .600 12/01/54 3,426,963
3,020,000 Georgia Local Governments, Certificates of Participation,
Georgia Municipal Association, Series 1998A - NPFG Insured
4 .750 06/01/28 3,109,809
3,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 2,774,962
840,000 (b) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .875 06/15/47 842,563
260,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/26 263,839
1,070,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 1,086,675
3,000,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/47 2,656,922
3,325,000 Monroe, Georgia, Combined Utilities Revenue Bonds, Series
2020 - AGM Insured
4 .000 12/01/45 3,205,053
3,700,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .500 07/01/60 3,701,030

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 3,000,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Emory University, Refunding Series 2013A
5 .000% 10/01/43 $ 3,001,116
TOTAL GEORGIA 47,847,871
IDAHO - 0.0% (0.0% of Total Investments)
595,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
5 .000 09/01/32 595,873
TOTAL IDAHO 595,873
ILLINOIS - 18.0% (10.8% of Total Investments)
450,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Series 1999A - NPFG Insured
0 .000 12/01/26 437,742
1,715,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/26 1,668,282
1,000,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/27 940,241
1,765,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/30 1,487,397
2,585,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0 .000 12/01/27 2,430,522
8,565,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0 .000 12/01/31 6,930,441
20,155,000 (a) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2017, (UB)
5 .000 12/01/51 20,156,977
2,430,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 2,478,701
6,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 5,231,875
22,500,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A
5 .000 12/01/57 22,584,051
25,110,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B
5 .500 01/01/59 26,620,931
10,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured
5 .000 01/01/60 9,928,178
25,755,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - NPFG Insured
0 .000 01/01/29 23,484,166
8,765,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/34 6,596,658
17,310,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/37 11,223,586
290,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/29 290,332
1,610,000 Chicago, Illinois, General Obligation Bonds, Series 1999 0 .000 01/01/30 1,430,760
5,060,000 (a) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .000 01/01/44 5,049,974
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .500 01/01/53 5,199,624
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .500 01/01/62 5,236,862
12,190,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A
4 .125 05/15/47 11,226,192
800,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .500 12/01/30 800,759
17,770,000 (e) Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016, (Pre-refunded 6/01/26)
5 .000 12/01/46 17,924,690
20,000,000 (a),(e) Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016, (Pre-refunded 6/01/26), (UB)
5 .000 12/01/46 20,174,102
9,145,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024A
4 .750 10/01/49 9,186,750
1,785,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 1,919,525

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 7,605,000 (a) Illinois State, General Obligation Bonds, May Series 2023B,
(UB)
5 .500% 05/01/47 $ 7,992,008
3,100,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/35 3,140,198
3,000,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/37 3,032,968
2,400,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/40 2,418,224
5,795,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 6,024,273
3,800,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 3,958,632
5,000,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 5,121,853
5,350,000 Illinois State, General Obligation Bonds, Refunding April Series
2019B
5 .125 09/01/26 5,430,020
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 5,006,102
5,400,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5 .000 06/15/52 5,319,245
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 8,604,439
13,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 12,987,701
8,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - BAM Insured
0 .000 12/15/51 2,276,294
64,110,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
0 .000 12/15/52 16,596,181
2,455,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .000 06/15/53 2,414,051
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 1,901,454
45,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/43 21,410,356
1,805,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Refunding Series
1998A - NPFG Insured
5 .500 06/15/29 1,897,382
8,400,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/30 7,236,370
7,940,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/33 6,249,584
450,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/34 333,752
12,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/35 9,064,109
10,620,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/35 7,520,730
11,505,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/36 7,761,569
65,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/38 39,854,015
38,040,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/40 21,427,483
3,720,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/41 1,984,258

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 4,005,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750% 08/01/42 $ 4,007,465
TOTAL ILLINOIS 441,610,034
INDIANA - 0.6% (0.3% of Total Investments)
2,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,787,461
1,230,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 1,230,757
10,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/26 10,000,000
1,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .750 04/01/36 1,000,272
TOTAL INDIANA 14,018,490
IOWA - 1.3% (0.8% of Total Investments)
5,750,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 5,750,958
21,525,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 25,026,381
TOTAL IOWA 30,777,339
KANSAS - 0.5% (0.3% of Total Investments)
2,085,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 2,095,358
3,565,000 (d) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 926,900
10,000,000 University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2017A
5 .000 03/01/47 10,042,466
TOTAL KANSAS 13,064,724
KENTUCKY - 0.8% (0.5% of Total Investments)
5,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 5,006,043
435,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .500 02/01/44 435,177
500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .750 11/15/45 448,709
2,250,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .750 11/15/50 1,944,151
6,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,160,381
1,305,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 1,306,076
1,335,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 1,509,815
2,295,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875 07/01/46 2,580,242
195,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
4 .000 10/01/29 195,199
TOTAL KENTUCKY 19,585,793

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.9% (0.6% of Total Investments)
$ 500,000 (b) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625% 06/15/48 $ 484,481
5,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/42 5,049,527
3,730,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 3,743,382
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 1,990,172
1,775,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/36 1,920,347
3,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/46 3,024,677
7,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 7,001,512
TOTAL LOUISIANA 23,214,098
MAINE - 0.2% (0.1% of Total Investments)
4,965,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 4,594,985
TOTAL MAINE 4,594,985
MARYLAND - 1.5% (0.9% of Total Investments)
2,795,000 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series
2022B, (AMT)
5 .000 12/31/41 2,882,769
2,000,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 1,340,000
4,590,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250 07/01/52 4,784,469
7,145,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 7,203,012
20,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 20,173,524
355,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 354,972
TOTAL MARYLAND 36,738,746
MASSACHUSETTS - 0.1% (0.1% of Total Investments)
525,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 520,045
1,525,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 1,404,097
TOTAL MASSACHUSETTS 1,924,142
MICHIGAN - 1.7% (1.0% of Total Investments)
590,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/33 589,985
1,250,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/43 1,171,411
9,895,000 (a),(h) Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured, (UB)
6 .000 05/01/29 10,580,040
5,000 Detroit, Michigan, Second Lien Sewerage Disposal System
Revenue Bonds, Series 2005A - NPFG Insured
4 .500 07/01/35 5,005
1,985,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 2,084,726
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - FGIC Insured
5 .000 07/01/36 5,011
10,000 Detroit, Michigan, Water Supply System Revenue Bonds, Senior
Lien Series 2003A - NPFG Insured
5 .000 07/01/34 10,023
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A
5 .000 11/01/44 10,004,508

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 6,800,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A
5 .000% 11/15/48 $ 6,828,356
6,695,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A
5 .000 12/01/55 6,706,384
5,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I
4 .000 04/15/54 4,525,729
TOTAL MICHIGAN 42,511,178
MINNESOTA - 1.8% (1.1% of Total Investments)
700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 594,048
10,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/53 9,964,575
15,830,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/53 15,898,096
7,105,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/58 7,055,262
1,500,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .750 08/01/44 1,500,541
800,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/52 678,525
750,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 751,555
4,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 4,008,273
3,410,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5 .000 08/01/36 3,412,923
TOTAL MINNESOTA 43,863,798
MISSISSIPPI - 1.3% (0.8% of Total Investments)
32,190,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Ochsner Clinic Foundation Project Refunding
Series 2025C
5 .000 05/15/55 32,794,084
TOTAL MISSISSIPPI 32,794,084
MISSOURI - 1.5% (0.9% of Total Investments)
670,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 671,699
55,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 55,945
10,090,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 10,138,797
135,000 (b) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 126,500
12,005,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/29 10,856,872
650,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 654,682
3,810,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 3,815,080
3,695,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 3,599,929

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,590,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2013A
5 .000% 06/01/30 $ 1,591,084
2,700,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2013A
5 .000 06/01/33 2,701,421
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 2,000,773
430,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 430,322
450,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .000 12/01/35 450,156
130,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 127,110
720,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 721,665
TOTAL MISSOURI 37,942,035
NEBRASKA - 0.4% (0.2% of Total Investments)
5,835,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 6,251,661
3,435,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017
5 .000 11/15/47 3,454,590
TOTAL NEBRASKA 9,706,251
NEW HAMPSHIRE - 0.3% (0.2% of Total Investments)
2,995,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 2,764,717
6,060,000 (b) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 5,350,683
TOTAL NEW HAMPSHIRE 8,115,400
NEW JERSEY - 7.7% (4.6% of Total Investments)
1,100,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 07/01/42 1,105,875
17,580,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 18,086,701
1,000,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .000 06/15/36 1,024,541
10,000,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .000 06/15/41 10,245,406
2,175,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, (Pre-refunded 6/15/27)
5 .000 06/15/42 2,258,831
16,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL
5 .000 06/15/49 16,296,248
1,165,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 1,166,779
2,900,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/41 2,907,894
19,650,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .000 06/15/48 22,944,501
15,280,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 16,077,584
7,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2025AA
5 .000 06/15/55 7,200,854
3,130,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/28 2,910,220

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000% 12/15/31 $ 2,547,116
12,715,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/33 10,019,489
610,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/34 462,802
2,480,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/40 1,405,441
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 7,922,933
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 13,842,848
19,175,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/35 13,899,064
15,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 8,892,379
8,595,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A, (UB)
5 .000 12/15/34 9,137,318
1,595,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,572,253
17,005,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 16,532,104
TOTAL NEW JERSEY 188,459,181
NEW YORK - 21.9% (13.2% of Total Investments)
3,400,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000 07/15/44 1,370,844
12,020,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000 07/15/46 4,211,880
450,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 449,984
200,000 (d) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .000 11/01/39 160,000
455,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 451,994
18,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 16,354,265
5,525,000 (b),(e) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5 .500 12/01/46 5,668,361
580,000 (b),(e) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5 .500 12/01/46 595,050
9,165,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/46 7,862,666
5,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group
5 Series 2021E
4 .000 03/15/48 4,565,048
7,250,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/46 7,133,318
81,270,000 (b) Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series 2005C
0 .000 06/01/50 10,218,175
6,280,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .250 11/15/55 6,411,299
4,210,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/34 4,273,077
3,320,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 3,358,967

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D
5 .000% 11/15/32 $ 5,254,328
11,990,000 New York City Housing Development Corporation, New York,
House Impact Revenue Bonds, Green Series 2023A
4 .800 02/01/53 11,822,965
5,630,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A
5 .000 11/01/59 5,637,821
6,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2026A-1
5 .000 11/01/55 6,047,051
9,750,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series CC-1
4 .000 06/15/49 8,870,218
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
4 .000 06/15/50 4,579,123
10,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2022 Series AA-1
4 .000 06/15/51 9,098,451
2,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5 .250 06/15/55 2,635,322
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 5,067,330
10,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/52 10,169,845
5,750,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1
5 .000 03/01/40 5,945,015
2,860,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series A-1
5 .000 08/01/47 2,940,792
7,490,000 New York City, New York, General Obligation Bonds, Fiscal
2026 Series D
5 .250 10/01/51 7,873,015
81,665,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 81,667,172
5,700,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 5,705,837
8,265,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020C
5 .000 03/15/47 8,571,047
14,650,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 14,649,344
68,360,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 68,362,878
48,060,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .500 12/31/60 48,582,994
565,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 565,602
28,700,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 28,730,724
3,065,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 3,188,358

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 10,835,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500% 06/30/60 $ 10,976,320
3,945,000 (a) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT), (UB)
6 .000 06/30/54 4,102,601
15,465,000 (a) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT), (UB)
5 .375 06/30/60 15,394,073
5,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 5,540,059
2,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 2,162,775
13,750,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 14,605,216
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5 .250 11/15/56 3,016,066
14,500,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 1,286,004
10,000,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
4 .250 05/15/58 9,171,571
30,000,000 (a) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .500 05/15/63 28,571,928
11,235,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1
4 .125 05/15/64 9,993,557
2,150,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 1,943,470
9,411,581 Westchester County Health Care Corporation, New York,
Senior Lien Revenue Bonds, Series 2014A
5 .000 11/01/44 9,067,990
3,640,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5 .000 11/01/46 3,324,624
565,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 567,567
TOTAL NEW YORK 538,773,981
NORTH CAROLINA - 0.2% (0.1% of Total Investments)
5,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 5,045,310
TOTAL NORTH CAROLINA 5,045,310
NORTH DAKOTA - 2.3% (1.4% of Total Investments)
4,925,000 Cass County, North Dakota, Health Care Facilities Revenue
Bonds, Essential Health Obligated Group, Series 2018B
5 .250 02/15/58 4,944,277
1,075,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
4 .000 12/01/46 920,864
10,315,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 9,652,449
10,950,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 9,753,089
37,840,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 32,452,288
TOTAL NORTH DAKOTA 57,722,967

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 8.8% (5.3% of Total Investments)
$ 28,980,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000% 06/01/57 $ 2,206,954
9,495,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 7,822,330
1,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/37 1,019,885
7,200,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/47 7,128,304
2,000,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/28 1,837,523
6,895,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/32 5,481,604
2,155,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/34 1,570,921
165,000 (e) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/27 157,252
4,145,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured
0 .000 12/01/27 3,955,367
220,000 (e) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/28 204,294
5,615,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured
0 .000 12/01/28 5,217,060
570,000 (b) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series
2020
5 .000 06/01/28 580,703
19,495,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 19,037,550
20,650,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/57 20,068,620
2,400,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 2,116,526
1,010,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/34 1,047,205
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 1,002,881
4,780,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 4,592,628
10,000,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015
5 .000 05/15/40 10,021,489
1,730,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5 .000 12/01/46 1,741,103
8,020,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/47 8,068,325
5,565,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0 .000 12/01/28 5,127,475
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5 .000 12/01/42 1,051,812
4,500,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 5,019,106
6,105,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 6,104,529

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,600,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement
Series 2017
4 .000% 11/15/43 $ 1,585,223
2,845,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 2,826,385
1,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4 .000 10/01/42 1,100,793
1,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4 .000 10/01/47 1,018,962
950,000 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5,
Series 2001 - NPFG Insured
0 .000 02/15/29 866,266
365,000 (e) Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B, (Pre-refunded
1/01/29)
4 .000 01/01/46 381,724
6,135,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B
4 .000 01/01/46 5,651,198
5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0 .000 02/15/37 3,489,858
11,260,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0 .000 02/15/38 7,483,368
5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0 .000 02/15/40 2,999,639
27,880,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 29,549,432
22,820,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4 .750 06/01/33 24,186,443
1,515,000 Ohio Water Development Authority, Revenue Bonds, Fresh
Water Development, Series 2021
5 .000 06/01/46 1,587,081
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,419,130
1,845,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4 .250 12/01/36 1,846,329
465,000 (b) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4 .250 12/01/50 445,491
380,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development TIF Revenue Bonds, RBM
Development - Phase 2B Project, Series 2018A
6 .000 12/01/50 381,206
970,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Gallery at
Kenwood, Senior Lien Series 2019A
5 .000 11/01/51 957,867
1,500,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, Refunding Series 2007
5 .250 12/01/32 1,707,089
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 984,101
TOTAL OHIO 215,649,031

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 2.9% (1.7% of Total Investments)
$ 12,690,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250% 08/15/43 $ 12,814,791
9,715,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/48 9,544,485
18,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 18,237,363
16,570,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 16,485,596
1,550,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/41 1,605,718
7,700,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 8,328,335
2,200,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 2,556,171
1,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 1,124,595
TOTAL OKLAHOMA 70,697,054
OREGON - 0.3% (0.2% of Total Investments)
7,330,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2020-27A, (AMT)
5 .000 07/01/45 7,477,551
TOTAL OREGON 7,477,551
PENNSYLVANIA - 9.6% (5.8% of Total Investments)
380,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 380,234
7,355,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 7,399,911
11,700,000 (c) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 12,489,598
2,030,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 1,696,776
1,236,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,331,468
16,570,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 15,287,104
8,280,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 5,932,613
2,594,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 2,643,711
2,405,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 2,517,401
700,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 700,515
1,710,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A
4 .000 04/01/39 1,711,969
5,085,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A
4 .000 04/01/50 4,466,888
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A
5 .000 04/01/50 5,055,488
15,220,000 (a) Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A, (UB)
5 .000 07/01/44 15,570,334
17,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/52 17,002,360

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 13,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000% 05/01/57 $ 13,264,767
2,205,724 (d) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 970,519
1,214,992 (d) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 218,699
4,135,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 4,136,980
19,250,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .750 06/30/48 20,204,043
24,890,000 (a) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5 .000 12/31/57 24,969,429
5,275,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250 11/01/48 4,909,839
24,005,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
4 .375 11/01/54 21,690,227
4,870,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
4 .375 11/01/54 4,574,970
4,660,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 4,171,187
4,400,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A
5 .000 02/15/55 4,597,104
30,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4 .750 04/01/53 30,191,654
2,775,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .000 12/01/30 2,952,551
1,970,000 (e) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Sciences in
Philadelphia, Series 2017, (Pre-refunded 5/01/27)
5 .000 11/01/47 2,033,037
2,030,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Sciences in
Philadelphia, Series 2017
5 .000 11/01/47 1,979,785
525,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 525,484
TOTAL PENNSYLVANIA 235,576,645
PUERTO RICO - 7.1% (4.3% of Total Investments)
75,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 3,566,797
1,743,998 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 364,563
1,595,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/37 1,663,317
16,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 16,641,137
5,255,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/47 5,216,270
8,180,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 8,597,863
2,745,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 2,846,241
6,055,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 6,055,953
13,379,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 4,659,237

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 46,230,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000% 07/01/51 $ 11,770,223
2,260,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 2,183,371
104,074,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 102,036,783
1,780,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,783,006
493,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .536 07/01/53 455,057
490,870 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 327,042
8,007,861 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 7,527,027
TOTAL PUERTO RICO 175,693,887
RHODE ISLAND - 0.1% (0.1% of Total Investments)
21,570,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 3,143,142
TOTAL RHODE ISLAND 3,143,142
SOUTH CAROLINA - 4.5% (2.7% of Total Investments)
21,570,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/30 19,257,549
7,220,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023B
4 .850 07/01/48 7,328,361
32,615,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .250 11/01/47 30,721,047
10,545,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .500 11/01/54 10,276,541
9,985,000 (a) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000 05/01/43 10,151,913
8,560,000 (a) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000 05/01/48 8,609,079
2,150,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 2,150,125
2,155,000 (a) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A,
(UB)
5 .000 12/01/50 2,155,125
7,500,000 (a) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B, (UB)
5 .000 12/01/46 7,534,774
10,295,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
5 .000 12/01/55 10,353,243
2,585,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2015E
5 .250 12/01/55 2,585,644
TOTAL SOUTH CAROLINA 111,123,401
SOUTH DAKOTA - 0.1% (0.1% of Total Investments)
2,505,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 2,510,896
TOTAL SOUTH DAKOTA 2,510,896
TENNESSEE - 1.3% (0.8% of Total Investments)
1,000,000 (b) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 944,417
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
4 .000 08/01/44 3,670,220
21,500,000 (a) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5 .250 07/01/53 22,528,564

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 5,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000% 07/01/54 $ 5,024,610
TOTAL TENNESSEE 32,167,811
TEXAS - 12.4% (7.5% of Total Investments)
3,135,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding
& Improvement Series 2015
5 .250 12/01/35 3,136,148
3,340,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding
& Improvement Series 2015
5 .000 12/01/40 3,339,998
9,000,000 (a) Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building
Series 2023
4 .000 02/15/53 8,255,345
480,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6 .250 09/01/35 486,522
455,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6 .500 09/01/46 458,202
21,000,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
4 .250 02/01/53 20,078,241
9,400,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding & School Building Series
2025B
4 .000 02/15/55 8,467,401
1,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 1,000,435
150,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 150,028
5,000,000 Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series
2024
4 .250 02/15/50 4,815,130
10,000,000 Gulf Coast Industrial Development Authority, Texas, Solid
Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
Project, Series 1998, (AMT)
8 .000 04/01/28 10,016,383
295,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/41 143,598
590,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/42 271,658
1,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/43 435,058
2,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/44 817,547
2,600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/45 985,966
4,180,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/53 1,011,143
605,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/37 353,627
1,315,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/37 717,639
40,500,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/40 17,857,795
190,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 190,251

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,105,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500% 07/15/37 $ 3,385,509
28,305,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/28 26,213,586
5,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/30 4,338,226
5,765,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/31 4,826,648
5,040,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2001B - NPFG Insured, (ETM)
5 .500 12/01/29 5,405,973
7,500,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A - AGM Insured, (ETM)
5 .750 12/01/32 9,046,125
3,500,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4 .250 08/01/54 3,283,406
720,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/35 721,979
2,505,000 Matagorda County Navigation District 1, Texas, Collateralized
Revenue Refunding Bonds, Houston Light and Power
Company, Series 1997 - AMBAC Insured, (AMT)
5 .125 11/01/28 2,633,935
8,055,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 8,085,275
3,040,000 Montgomery Independent School District, Montgomery
County, Texas, General Obligation Bonds, School Building
Series 2024B
4 .000 02/15/54 2,747,966
825,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 776,750
2,000,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
4 .500 06/01/55 1,996,321
6,330,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 7,654,904
9,130,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 11,134,459
10,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/28 9,522,266
6,035,000 Northside Independent School District, Bexar County, Texas,
General Obligation Bonds, School Building Series 2024A
4 .125 08/15/54 5,609,908
1,570,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 1,570,330
1,000,000 (d) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/47 565,000
310,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6 .250 12/15/26 319,756
1,800,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 1,857,632
300,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/42 316,280
1,660,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 1,741,106

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 90,930,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000% 06/30/58 $ 88,868,862
19,850,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
4 .750 10/15/55 19,919,554
TOTAL TEXAS 305,529,871
UTAH - 0.1% (0.0% of Total Investments)
1,945,000 (b),(d) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 1,873,491
TOTAL UTAH 1,873,491
VIRGIN ISLANDS - 1.1% (0.6% of Total Investments)
9,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 8,957,629
17,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 17,393,035
TOTAL VIRGIN ISLANDS 26,350,664
VIRGINIA - 3.2% (1.9% of Total Investments)
12,000,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 12,002,467
22,405,000 (a) Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, (UB)
5 .000 07/01/51 22,409,606
1,250,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .650 07/01/55 1,234,525
8,995,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 8,640,124
16,520,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 15,759,725
20,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 18,905,652
TOTAL VIRGINIA 78,952,099
WASHINGTON - 3.1% (1.9% of Total Investments)
400,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999 -
FGIC Insured
4 .750 02/01/28 402,680
105,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 105,171
6,065,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
4 .000 07/01/36 6,065,317
10,420,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A, (UB)
5 .000 08/15/45 10,421,410
10,500,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2017B
4 .000 08/15/41 10,115,499
10,785,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C, (UB)
5 .000 10/01/44 10,791,189
21,320,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, (UB)
5 .000 10/01/38 21,347,654
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020
4 .000 09/01/45 1,835,563
14,875,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020, (UB)
5 .000 09/01/55 15,050,391
TOTAL WASHINGTON 76,134,874
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
13,450,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2023B
6 .000 09/01/48 14,557,914
TOTAL WEST VIRGINIA 14,557,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 4.5% (2.7% of Total Investments)
$ 25,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5 .000% 06/15/37 $ 24,126
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .125 05/01/36 1,000,078
1,855,000 (b),(e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/36 1,868,928
3,690,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 3,455,236
1,485,000 (b),(e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 1,496,150
2,945,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 2,354,638
79,862 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 494
69,810 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 431
68,693 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 424
66,459 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 409
65,342 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 402
84,889 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 522
83,772 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 514
80,979 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 496
79,304 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 486
77,628 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 475
86,006 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 526
83,772 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 512
81,538 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 498
79,862 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 487
78,745 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 480

Portfolio of Investments January 31, 2026
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 76,511 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/62 $ 466
74,836 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 456
73,161 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 445
72,044 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 438
77,628 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 472
934,897 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 5,681
2,580,000 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 2,580,230
7,570,000 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 7,571,335
69,385 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 430
68,408 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 423
67,919 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 419
67,431 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 416
66,454 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 409
72,806 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 448
1,821,856 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 1,247,887
72,317 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 444
71,340 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 438
70,851 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 434
69,874 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 428
68,897 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 422
68,408 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 418

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 67,431 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/58 $ 412
66,942 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 409
66,454 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 405
65,476 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 399
64,988 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 396
64,010 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 390
63,522 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 387
63,033 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 383
62,056 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 377
808,203 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 4,911
500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/48 491,360
1,200,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 1,189,536
1,690,000 (b),(d) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 1,352,000
1,350,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 1,080,000
160,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 163,884
2,905,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Collegiate Housing Foundation - Cullowhee
LLC - Western California University Project, Series 2015A
5 .000 07/01/35 2,906,606
37,710,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 39,082,350
30,715,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 31,786,671
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 5,524,021
1,000,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0 .000 12/15/31 842,676
2,650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
5 .000 11/15/39 2,657,591
1,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .250 10/01/39 1,120,538
TOTAL WISCONSIN 109,824,553

Portfolio of Investments January 31, 2026
(continued)
NZF

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING - 0.2% (0.1% of Total Investments)
$ 4,660,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2024 Series 1
4 .700% 12/01/49 $ 4,681,041
TOTAL WYOMING 4,681,041
TOTAL MUNICIPAL BONDS
(Cost $4,007,470,506) 4,084,039,962
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
243,974 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 243,974
CONSUMER DURABLES & APPAREL - 0.0% (0.0% of Total Investments)
243,974 (i) Cahava Springs Advance 7 .500 12/31/26 243,974
TOTAL CONSUMER DURABLES & APPAREL 243,974
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $243,974) 243,974
TOTAL LONG-TERM INVESTMENTS
(Cost $4,007,714,480) 4,084,283,936
FLOATING RATE OBLIGATIONS - (14.4)% (355,200,000)
MFP SHARES, NET - (26.0)%(j) (640,201,769)
VRDP SHARES, NET - (27.4)%(k) (674,021,859)
OTHER ASSETS & LIABILITIES, NET -  1.8% 45,926,834
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,460,787,142
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $373,250,661 or 9.1% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) When-issued or delayed delivery security.
(h) Inverse floating rate trust is a non recourse trust.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) MFP Shares, Net as a percentage of Total Investments is 15.7%.
(k) VRDP Shares, Net as a percentage of Total Investments is 16.5%.

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NZF
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,084,039,962 $ – $ 4,084,039,962
Variable Rate Senior Loan Interests – – 243,974 243,974
Total $ – $ 4,084,039,962 $ 243,974 $ 4,084,283,936